FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 6,448,483				R$ 5,762,081				R$ 3,393,377	R$ 3,381,328
Currency Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations receivable		$ 21,129	€ 14,124	£ 66		$ 3,845	€ 14,508	£ 66
CDI | Interest Risk
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 6,344,942				R$ 5,570,106